Total
Rational Equity Armor Fund
Rational Equity Armor Fund
Average Annual Total Returns (For periods ended December 31, 2023)
Average Annual Total Returns - Rational Equity Armor Fund		Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Rational Equity Armor Fund Institutional Shares		Return Before Taxes	2.95%	6.31%	2.81%
Rational Equity Armor Fund Institutional Shares | Return After Taxes on Distributions			2.87%	5.79%	1.10%
Rational Equity Armor Fund Institutional Shares | Return After Taxes on Distributions and Sale of Fund Shares			1.74%	4.81%	1.63%
Rational Equity Armor Fund Class A Shares		Return Before Taxes	(2.29%)	5.01%	2.05%
Rational Equity Armor Fund Class C Shares		Return Before Taxes	1.90%	5.24%		1.96%	Jan. 02, 2014
S&P 500 Total Return Index® (reflects no deduction for fees, expenses or taxes)	[1]		26.29%	15.69%	12.03%	12.14%
S&P 500 Value Total Return Index® (reflects no deduction for fees, expenses or taxes)	[1]		22.23%	14.11%	10.01%	10.10%
[1]	Effective August 30, 2024, the Fund changed its broad-based securities market index from the S&P 500 Value Total Return Index® to the S&P 500 Total Return Index® in connection with new regulatory requirements.

Rational Equity Armor Fund

Rational Equity Armor Fund’s primary benchmark for comparing its performance has changed from the S&P 500 Value Total Return Index® to the S&P 500 Total Return Index®. The Fund will continue to show the returns for the S&P 500 Value Total Return Index® as a secondary benchmark to compare its performance. Accordingly, the Average Annual Total Returns table contained under the section of the Fund’s Prospectus and Summary Prospectus entitled “Fund Summary – Performance” is hereby replaced with the following:

Average Annual Total Returns
(For periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Institutional Shares
Return Before Taxes	2.95%	6.31%	2.81%
Return After Taxes on Distributions	2.87%	5.79%	1.10%
Return After Taxes on Distributions and Sale of Fund Shares	1.74%	4.81%	1.63%
Class A Shares
Return Before Taxes	(2.29)%	5.01%	2.05%
	1 Year	5 Years	Since Class C Inception (1/2/2014)
Class C Shares
Return Before Taxes	1.90%	5.24%	1.96%
S&P 500 Total Return Index® (reflects no deduction for fees, expenses or taxes)(1)	26.29%	15.69%	12.03% (10 Year) 12.14% (Since 1/2/2014)
S&P 500 Value Total Return Index® (reflects no deduction for fees, expenses or taxes)(1)	22.23%	14.11%	10.01% (10 Year) 10.10% (Since 1/2/2014)

1.	Effective August 30, 2024, the Fund changed its broad-based securities market index from the S&P 500 Value Total Return Index® to the S&P 500 Total Return Index® in connection with new regulatory requirements.

Rational Dynamic Brands Fund
Rational Dynamic Brands Fund
Average Annual Total Returns (For periods ended December 31, 2023)
Average Annual Total Returns - Rational Dynamic Brands Fund		Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Rational Dynamic Brands Fund Institutional Shares		Return Before Taxes	42.50%	14.32%	8.19%
Rational Dynamic Brands Fund Institutional Shares | Return After Taxes on Distributions			42.50%	12.39%	3.06%
Rational Dynamic Brands Fund Institutional Shares | Return After Taxes on Distributions and Sale of Fund Shares			25.16%	10.81%	4.50%
Rational Dynamic Brands Fund Class A Shares		Return Before Taxes	35.32%	12.90%	7.38%
Rational Dynamic Brands Fund Class C Shares		Return Before Taxes	41.07%	13.16%		7.36%	Jan. 02, 2014
S&P 500 Total Return Index® (reflects no deduction for fees, expenses or taxes)	[1]		26.29%	15.69%	12.03%	12.14%
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)	[1]		22.81%	12.27%	8.48%	8.60%
[1]	Effective August 30, 2024, the Fund changed its primary benchmark from the S&P 500 Total Return Index® to the MSCI ACWI Index because the MSCI ACWI Index is a more appropriate broad-based market index to compare the Fund’s performance.

Rational Dynamic Brands Fund

Rational Dynamic Brands Fund’s primary benchmark for comparing its performance has changed from the S&P 500 Total Return Index® to the MSCI ACWI Index. The Fund will continue to show the returns for the S&P 500 Total Return Index® as a secondary benchmark to compare its performance. Accordingly, the Average Annual Total Returns table contained under the section of the Fund’s Prospectus and Summary Prospectus entitled “Fund Summary – Performance” is hereby replaced with the following:

Average Annual Total Returns
(For periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Institutional Shares
Return Before Taxes	42.50%	14.32%	8.19%
Return After Taxes on Distributions	42.50%	12.39%	3.06%
Return After Taxes on Distributions and Sale of Fund Shares	25.16%	10.81%	4.50%
Class A Shares
Return Before Taxes	35.32%	12.90%	7.38%
	1 Year	5 Years	Since Class C Inception (1/2/2014)
Class C Shares
Return Before Taxes	41.07%	13.16%	7.36%
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes) (1)	22.81%	12.27%	8.48% (10 Year) 8.60% (Since 1/2/2014)
S&P 500 Total Return Index® (reflects no deduction for fees, expenses or taxes)(1)	26.29%	15.69%	12.03% (10 Year) 12.14% (Since 1/2/2014)

1.	Effective August 30, 2024, the Fund changed its primary benchmark from the S&P 500 Total Return Index® to the MSCI ACWI Index because the MSCI ACWI Index is a more appropriate broad-based market index to compare the Fund’s performance.

Rational/ReSolve Adaptive Asset Allocation Fund
Rational/ReSolve Adaptive Asset Allocation Fund
Average Annual Total Returns (For periods ended December 31, 2023)
Average Annual Total Returns - Rational/ReSolve Adaptive Asset Allocation Fund		Label	1 Year	5 Years [1]	10 Years [1]	Since Inception [1]	Inception Date
Rational/ReSolve Adaptive Asset Allocation Fund Institutional Shares		Return Before Taxes	(0.46%)	5.04%	3.31%
Rational/ReSolve Adaptive Asset Allocation Fund Institutional Shares | Return After Taxes on Distributions	[2]		(4.31%)	2.00%	1.76%
Rational/ReSolve Adaptive Asset Allocation Fund Institutional Shares | Return After Taxes on Distributions and Sale of Fund Shares	[2]		(0.23%)	2.78%	2.01%
Rational/ReSolve Adaptive Asset Allocation Fund Class A		Return Before Taxes	(6.40%)	3.54%		1.37%	Sep. 30, 2016
Rational/ReSolve Adaptive Asset Allocation Fund Class C		Return Before Taxes	(1.43%)	4.01%	1.48%		Sep. 30, 2016
S&P 500 Total Return Index® (reflects no deduction for fees, expenses or taxes)	[3]		26.29%	15.69%	12.03%	13.51%
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)	[3]		22.81%	12.27%	8.48%	10.41%
Barclay CTA Index (reflects no deduction for fees, expenses or taxes)	[3]		(0.44%)	4.43%	2.40%	2.53%
60% MSCI ACWI Index/40% Bloomberg Global Aggregate Index (reflects no deduction for fees, expenses or taxes)	[3]		15.77%	7.33%	5.37%	6.18%
[1]	Includes the effect of performance fees paid by the investors of the Predecessor Fund.
[2]	After Tax Returns, if any, are shown for periods beginning after September 30, 2016. As a result of the different tax treatment of the Predecessor Fund, we are unable to show the after-tax returns for periods that commenced prior to September 30, 2016. The Predecessor Fund did not have a distribution policy.
[3]	Effective August 30, 2024, the Fund changed its primary benchmark from the S&P 500 Total Return Index® to the MSCI ACWI Index because the MSCI ACWI Index is a more appropriate broad-based market index to compare the Fund’s performance.

Rational/ReSolve Adaptive Asset Allocation Fund

Rational/ReSolve Adaptive Asset Allocation Fund’s primary benchmark for comparing its performance has changed from the S&P 500 Total Return Index® to the MSCI ACWI Index. Accordingly, the Average Annual Total Returns table contained under the section of the Fund’s Prospectus and Summary Prospectus entitled “Fund Summary – Performance” is hereby replaced with the following:

Average Annual Total Returns
(For periods ended December 31, 2023)

	1 Year	5 Years[1]	10 Years[1]
Institutional Shares
Return Before Taxes	(0.46)%	5.04%	3.31%
Return After Taxes on Distributions[2]	(4.31)%	2.00%	1.76%
Return After Taxes on Distributions and Sale of Fund Shares[2]	(0.23)%	2.78%	2.01%
	1 Year	5 Years	Since Inception of Class A and Class C (9/30/2016)
Class A Shares
Return Before Taxes	(6.40)%	3.54%	1.37%
Class C Shares
Return Before Taxes	(1.43)%	4.01%	1.48%
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)(3)	22.81%	12.27%	8.48% (10 Year) 10.41% (Since 9/30/2016)
Barclay CTA Index (reflects no deduction for fees, expenses or taxes)(3)	(0.44)%	4.43%	2.40% (10 Year) 2.53% (Since 9/30/2016)
60% MSCI ACWI Index/40% Bloomberg Global Aggregate Index (reflects no deduction for fees, expenses or taxes)	15.77%	7.33%	5.37% (10 Year) 6.18% (Since 9/30/2016)
S&P 500 Total Return Index® (reflects no deduction for fees, expenses or taxes)(3)	26.29%	15.69%	12.03% (10 Year) 13.51% (Since 9/30/2016)

[1]	Includes the effect of performance fees paid by the investors of the Predecessor Fund.

[2]	After Tax Returns, if any, are shown for periods beginning after September 30, 2016. As a result of the different tax treatment of the Predecessor Fund, we are unable to show the after-tax returns for periods that commenced prior to September 30, 2016. The Predecessor Fund did not have a distribution policy.

[3]	Effective August 30, 2024, the Fund changed its primary benchmark from the S&P 500 Total Return Index® to the MSCI ACWI Index because the MSCI ACWI Index is a more appropriate broad-based market index to compare the Fund’s performance.

Rational/Pier 88 Convertible Securities Fund
Rational/Pier 88 Convertible Securities Fund
Average Annual Total Returns (For periods ended December 31, 2023)
Average Annual Total Returns - Rational/Pier 88 Convertible Securities Fund		Label	1 Year		5 Years		Since Inception		Inception Date
Rational/Pier 88 Convertible Securities Fund-Institutional Shares		Return Before Taxes	3.29%	[1]	7.29%	[1]	6.63%	[1]	Mar. 01, 2017
Rational/Pier 88 Convertible Securities Fund-Institutional Shares | Return After Taxes on Distributions			2.53%		6.41%		5.99%
Rational/Pier 88 Convertible Securities Fund-Institutional Shares | Return After Taxes on Distributions and Sale of Fund Shares			2.13%		5.54%		5.12%
Rational/Pier 88 Convertible Securities Fund-Class A Shares		Return Before Taxes	(2.15%)	[1]	5.94%	[1]	5.60%	[1]	Mar. 01, 2017
Rational/Pier 88 Convertible Securities Fund-Class C Shares		Return Before Taxes	1.92%	[1]	6.24%	[1]	5.58%	[1]	Mar. 01, 2017
S&P 500 Total Return Index® (reflects no deduction for fees, expenses or taxes)			26.29%		15.69%		12.58%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[2]		5.53%		1.10%		1.28%
ICE BofA Investment Grade US Convertible 5% Constrained Index (reflects no deduction for fees, expenses or taxes)	[2]		6.74%		8.00%		8.17%
[1]	Includes the effect of performance fees paid by the investors of the Predecessor Fund.
[2]	Effective August 30, 2024, the Fund changed its primary benchmark from the S&P 500 Total Return Index to the Bloomberg US Aggregate Bond Index because the Bloomberg US Aggregate Bond Index is a more appropriate broad-based market index to compare the Fund’s performance.

Rational/Pier 88 Convertible Securities Fund

Rational/Pier 88 Convertible Securities Fund’s primary benchmark for comparing its performance has changed from the S&P 500 Total Return Index to the Bloomberg US Aggregate Bond Index. Accordingly, the Average Annual Total Returns table contained under the section of the Fund’s Prospectus and Summary Prospectus entitled “Fund Summary – Performance” is hereby replaced with the following:

Average Annual Total Returns
(For periods ended December 31, 2023)

	1 Year	5 Years	Since Predecessor Fund Inception (3/1/2017)
Institutional Shares[1]
Return Before Taxes	3.29%	7.29%	6.63%
Return After Taxes on Distributions[2]	2.53%	6.41%	5.99%
Return After Taxes on Distributions and Sale of Fund Shares[2]	2.13%	5.54%	5.12%
Class A Shares[1,3]
Return Before Taxes	(2.15)%	5.94%	5.60%
Class C Shares[1]
Return Before Taxes	1.92%	6.24%	5.58%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)(2)	5.53%	1.10%	1.28%
ICE BofA Investment Grade US Convertible 5% Constrained Index (reflects no deduction for fees, expenses or taxes)(2)	6.74%	8.00%	8.17%
S&P 500 Total Return Index® (reflects no deduction for fees, expenses or taxes)	26.29%	15.69%	12.58%

1.	Includes the effect of performance fees paid by the investors of the Predecessor Fund.

[2]	Effective August 30, 2024, the Fund changed its primary benchmark from the S&P 500 Total Return Index to the Bloomberg US Aggregate Bond Index because the Bloomberg US Aggregate Bond Index is a more appropriate broad-based market index to compare the Fund’s performance.

Rational Real Assets Fund
Rational Real Assets Fund
Average Annual Total Returns (For periods ended December 31, 2023)
Average Annual Total Returns - Rational Real Assets Fund		Label	1 Year	Since Inception	Inception Date
Rational Real Assets Fund Class A Shares		Return Before Taxes	1.02%	(0.70%)	Aug. 18, 2021
Rational Real Assets Fund Class A Shares | Return After Taxes on Distributions			0.82%	(0.89%)
Rational Real Assets Fund Class A Shares | Return After Taxes on Distributions and Sale of Fund Shares			0.72%	(0.56%)
Rational Real Assets Fund Institutional Shares		Return Before Taxes	7.43%	2.05%	Aug. 18, 2021
Rational Real Assets Fund Class C Shares		Return Before Taxes	6.25%	0.99%	Aug. 18, 2021
S&P 500 Total Return Index® (reflects no deduction for fees, expenses or taxes)	[1]		26.29%	5.13%
S&P Real Assets Equity Total Return Index (reflects no deduction for fees, expenses or taxes)	[1]		8.43%	1.43%
[1]	Effective August 30, 2024, the Fund changed its broad-based securities market index from the S&P Real Assets Equity Total Return Index® to the S&P 500 Total Return Index® in connection with new regulatory requirements.

Rational Real Assets Fund

Rational Real Assets Fund’s primary benchmark for comparing its performance has changed from the S&P Real Assets Equity Total Return Index® to the S&P 500 Total Return Index®. The Fund will continue to show the returns for the S&P Real Assets Equity Total Return Index® as a secondary benchmark to compare its performance. Accordingly, the Average Annual Total Returns table contained under the section of the Fund’s Prospectus and Summary Prospectus entitled “Fund Summary – Performance” is hereby replaced with the following:

Average Annual Total Returns
(For periods ended December 31, 2023)

	1 Year	Since Inception (8/18/2021)
Class A Shares
Return Before Taxes	1.02%	(0.70)%
Return After Taxes on Distributions	0.82%	(0.89)%
Return After Taxes on Distributions and Sale of Fund Shares	0.72%	(0.56)%
Institutional Shares
Return Before Taxes	7.43%	2.05%
Class C Shares
Return Before Taxes	6.25%	0.99%
S&P 500 Total Return Index® (reflects no deduction for fees, expenses or taxes) (1)	26.29%	5.13%
S&P Real Assets Equity Total Return Index® (reflects no deduction for fees, expenses or taxes)(1)	8.43%	1.43%

1.	Effective August 30, 2024, the Fund changed its broad-based securities market index from the S&P Real Assets Equity Total Return Index® to the S&P 500 Total Return Index® in connection with new regulatory requirements.